Goodwill and Core Deposits - Intangible assets (Details) - Core deposit intangibles - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Gross Intangible Assets	$ 1,041	$ 1,041
Accumulated Amortization	781	631
Net Intangible Assets	$ 260	$ 410